CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Net earnings (loss) for the year	$ (53,272)	$ 8,601
Other comprehensive loss
Unrealized loss on fair value of available for sale investments	(479)	(2,217)
Other comprehensive loss	(479)	(2,217)
Total comprehensive income (loss) for the year	$ (53,751)	$ 6,384